UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21679

UM Investment Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, NY 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, NY 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: April 1, 2005 to March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

UM Investment Trust II

Undiscovered Managers Spinnaker Fund
Annual Report
March 31, 2006

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, which is filed with the SEC, may not otherwise be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Spinnaker Fund
Annual Report
March 31, 2006

Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains.

Undiscovered Managers Spinnaker Fund
President’s Letter (Unaudited)
March 31, 2006	May 17, 2006

To Our Shareholders:

We are pleased to present this annual report for the Undiscovered Managers Spinnaker Fund (the Fund). Inside, you’ll find information detailing the performance of the Fund for the year ended March 31, 2006.

As we previously communicated to shareholders, on October 19, 2005 and February 15, 2006, the Board of Trustees (the Board) of the UM Investment Trust II determined that it was in the best interests of the Fund and its shareholders to liquidate the Fund, and the Board unanimously approved a plan of liquidation. Thus, the Fund began the process of winding down and submitted redemption requests for all of its holdings in the underlying investment vehicles as of December 31, 2005. The Board of the UM Investment Trust II accepted written tenders for the quarter ended March 31, 2006. The Fund processed these redemption requests and remitted to shareholders the full value of their accounts.

Economic Update

During the last half of 2005 and early in 2006, the U.S. equity market struggled with many economic challenges that ranged from increasing interest rates and higher oil prices, which surpassed $70 a barrel at times, to a devastating hurricane season and political instability globally. While negative headlines concerned investors, corporate profits and the markets ended the period with respectable returns. With the slowest year-over-year increase in nine quarters, the U.S. economy grew 3.5% in all of 2005 compared to 2004.

For 2005, corporate earnings saw an average annual growth of 14% for the full year; and 2006 kicked off with a strong U.S. equity market as the Dow Jones Industrial Average rose above 11,000 for the first time since 2001. While market strength may have come mostly from growing investor optimism about the economy and lower unemployment figures, there were slight fluctuations due to continued fears of rising oil prices and a softer housing market. The labor market gained momentum in late 2005 with jobless claims declining steadily.

The Federal Reserve kept its tightening campaign active throughout the period. By late March, the Federal Open Market Committee (FOMC) raised the fed funds rate, for the 15th consecutive time, by 25 basis points (bps) to 4.75%.

Thank you for your time and patience in this matter.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

JPMorgan Distribution Services, Placement Agent.

Undiscovered Managers Spinnaker Fund
Portfolio Performance Review (Unaudited)
March 31, 2006

Fund Facts

Fund Inception	11/30/2004
Fiscal Year End	March 31
Net Assets as of 3/31/06 (in thousands)	$1,076

How did the Fund perform?

The Undiscovered Managers Spinnaker Fund, which seeks to achieve long-term capital appreciation with low volatility relative to investment-grade fixed income instruments, returned (4.76)% for the year ended March 31, 2006.* Over the same period, the Fund’s benchmarks, the Lehman Aggregate Bond Index, the S&P 500 Index and the HFRI Fund of Funds Conservative Index returned 2.26%, 11.73% and 8.08%, respectively.

Why did the Fund perform in this way?

The Fund trailed its benchmark and the indexes primarily as a result of its investment in Bayou Accredited Fund L.L.C. (Bayou). In August 2005, the Fund’s investment advisor, J.P. Morgan Investment Management, Inc. (JPMIM), received information of an alleged fraud at Bayou. Based on this information, the fair value of the Fund’s investment in Bayou was determined to be zero.

The Fund requested redemption of its assets from the underlying investment vehicles as of December 31, 2005, and invested the assets received in cash and short-term investments during the first quarter of 2006 in furtherance of the Fund’s liquidation.

How was the Fund managed?

The Fund’s investment objective was to achieve long-term capital appreciation with low volatility relative to investment-grade fixed income instruments. Until the Board approved the Fund’s liquidation, the Fund’s approach was principally through a multi-manager, multi-strategy program of investment in a variety of funds that invest or trade in a wide range of equity and debt securities. The Fund had invested its assets in partnerships and other investment vehicles advised by investment management firms.

As the money managers redeemed the Fund from the underlying investment vehicles and returned the Fund’s investment, JPMIM invested the assets in cash and short-term investments.

Investments by Strategy Type**
U.S. Treasury Obligations	92.7%
Trade Finance	7.3%

* The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

** Percentages indicated are based on total investments. The portfolio composition is subject to change. Past performance does not guarantee future results.

Undiscovered Managers Spinnaker Fund
Portfolio Characteristics (Unaudited)
March 31, 2006

          Average Annual Total Returns as of March 31, 2006

	1 Year	Since Inception

Undiscovered Managers Spinnaker Fund	(4.76)%	(2.12)%
S&P 500 Index	11.73%	13.05%
Lehman Aggregate Bond Index	2.26%	2.70%
HFRI Fund of Funds Conservative Index	8.08%	10.41%

LIFE OF FUND PERFORMANCE (11/30/04-03/31/06)

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund’s Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Total return figures include the reinvestment of dividends and capital gains. For up to date month-end performance information, please call 1-800-245-5834.

The Fund commenced operations on 11/30/04.

The graph illustrates comparative performance for $40,000 invested in the Undiscovered Managers Spinnaker Fund, S&P 500 Index, Lehman Aggregate Bond Index and the HFRI Fund of Funds Conservative Index from November 30, 2004 to March 31, 2006. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The S&P 500 Index is an index of common stocks of 500 widely traded industrial, transportation, financial, and public utility companies. The Lehman Aggregate Bond Index is composed of the Lehman Gov’t/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury and agency issues. The HFRI Fund of Funds Conservative Index measures the performance of the broad market of fund of funds open to investors. Investors cannot invest directly in an index.

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, although required to be filed with the SEC, may not otherwise be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Spinnaker Fund
Schedule of Portfolio Investments
As of March 31, 2006

Security Description	Value

Long-Term Investments -- 51.2% (f) (i)
Investment Vehicles - 51.2%
Equity Trading -- 0.0%
Bayou Accredited Fund, L.L.C.*	$—

Trade Finance -- 51.2%
Centrix Loan Participation Fund **	551,191

Total Long-Term Investments -- 51.2%
(Cost $1,180,959)	551,191

Short-Term Investment -- 651.8%
U.S. Treasury Obligation -- 651.8%
U.S. Treasury Bill, 4.60%, 4/20/06
(Cost $7,007,982)	7,009,952

Total Investments -- 703.0%
(Cost $8,188,941)	7,561,143
Liabilities in Excess of Other Assets -- (603.0)%	(6,485,616)

Net Assets -- 100.0%	$1,075,527

(f) Fair valued investment.

(i) Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

* The fair value of the Fund’s investment in Bayou Accredited Fund L.L.C. (“Bayou”) was determined to be zero based upon management’s receipt of information of an alleged fraud at Bayou.

** In November 2005, the Centrix Loan Participation Fund (“Centrix”) provided the Spinnaker Fund with notice of its intention to liquidate as of December 31, 2005. Centrix indicated that the Spinnaker Fund, along with the other investors in Centrix, will receive its pro rata share of all net proceeds received by Centrix monthly as cash is received either from the liquidation or maturity of its assets. Centrix also noted that its underlying assets are illiquid and that it could not provide a final date as to when all liquidation proceedings would be complete.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund
Statement of Assets and Liabilities
As of March 31, 2006

ASSETS
Investments, at fair value	$7,561,143
Cash	3,588
Receivables:
Investment Vehicles sold	189,961
Expense reimbursements	104,268

Total assets	7,858,960

LIABILITIES
Payables:
Fund shares redeemed	6,645,201
Accrued liabilities:
Custodian and accounting fees	6,065
Professional fees	119,101
Other	13,066

Total liabilities	6,783,433

Net Assets	$1,075,527

NET ASSETS:
Paid in capital	$1,366,481
Accumulated undistributed (distributions in excess of) net investment income	109,494
Accumulated undistributed net realized gains (losses) from investments	227,350
Net unrealized appreciation (depreciation) from investments	(627,798)

Total Net Assets	$1,075,527

Outstanding units of beneficial interest (shares) (no par value; unlimited number of shares authorized):	44,585

Net asset value, offering and redemption price per share	$24.12

Cost of investments	$8,188,941

See notes to financial statements.

Undiscovered Managers Spinnaker Fund
Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME
Interest income	$60,019

EXPENSES
Investment advisory fees	83,078
Administration fees	27,567
Professional fees	207,173
Trustees’ fees	110
Printing and mailing costs	6,456
Custodian and accounting fees	34,994
Transfer agent fees	19,017
Insurance costs	25,201
Other	7,769

Total expenses	411,365
Less amounts waived	(27,722)
Less earning credits	(20,086)
Less expense reimbursements	(264,167)

Net expenses	99,390

Net investment income (loss)	(39,371)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments	441,730
Change in net unrealized appreciation/(depreciation) of:
Investments	(789,346)

Net realized/unrealized gain (loss)	(347,616)

Change in net assets resulting from operations	$(386,987)

See notes to financial statements.

Undiscovered Managers Spinnaker Fund
Statement of Changes In Net Assets
For the Periods Indicated

	Year Ended March 31, 2006	November 30, 2004 (a) Through March 31, 2005

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(39,371)	$(39,137)
Net realized gain (loss) on investments	441,730	18,583
Change in net unrealized appreciation/(depreciation) of investments	(789,346)	161,548

Change in net assets resulting from operations	(386,987)	140,994

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(11,081)
From net realized gains	(33,879)	—

Total distributions to shareholders	(33,879)	(11,081)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	837,183	7,134,757
Dividends reinvested	30,034	9,707
Cost of shares redeemed	(6,645,201)	—

Change in net assets from capital transactions	(5,777,984)	7,144,464

NET ASSETS:
Change in net assets	(6,198,850)	7,274,377
Beginning of period	7,274,377	—

End of period	$1,075,527	$7,274,377

Accumulated undistributed (distributions in excess of) net investment income	$109,494	$(35,724)

SHARE TRANSACTIONS:
Issued	32,867	285,231
Reinvested	1,265	386
Redeemed	(275,164)	—

Change in shares	(241,032)	285,617

(a) Commencement of operations.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund
Statement of Cash Flows
For the year ended March 31, 2006

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
Operating expenses paid	$(321,080)
Expense reimbursements received	187,907
Purchases of Investment Vehicles	(2,099,632)
Net (purchases)/sales of short-term investments	(6,947,597)
Proceeds from disposition of Investment Vehicles	7,799,027

Net cash used by operating activities	(1,381,375)

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Proceeds from shares sold	837,183
Dividends and capital gain distributions paid	(3,845)

Net cash provided by financing activities	833,338

Net decrease in cash	(548,037)
Cash at beginning of period	551,625

Cash at end of period	$3,588

Reconciliation of change in net assets resulting from operations to net cash provided (used) by operating activities:
Change in net assets resulting from operations	$(386,987)

Increase in market value of investments	(1,424,227)
Decrease in receivable for Investment Vehicles sold	463,622
Increase in expense reimbursement receivables	(76,260)
Increase in accrued expenses	42,477

Total Adjustments	(994,388)

Net cash used by operating activities	$(1,381,375)

See notes to financial statements.

Undiscovered Managers Spinnaker Fund
Financial Highlights
For the Periods Indicated

PER SHARE OPERATING PERFORMANCE:	Year Ended March 31, 2006		November 30, 2004 (a) Through March 31, 2005

Net asset value, beginning of period	$25.47		$25.00

Income from investment operations:
Net investment income (loss)	(0.13	) (f)	(0.14	) (f)
Net realized and unrealized gains (losses) on investments	(1.11)		0.65

Total from investment operations	(1.24)		0.51

Less distributions:
Dividends from net investment income	—		(0.04)
Distributions from realized gains	(0.11)		—

Total distributions	(0.11)		(0.04)

Net asset value, end of period	$24.12		$25.47

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,076		$7,274
TOTAL RETURN (b) (c)	(4.88)%		2.05%
RATIOS TO AVERAGE NET ASSETS: (d) (e)
Net expenses	1.41%		1.77%
Net investment income (loss)	(0.56)		(1.73)
Expenses without waivers, reimbursements and earning credits	5.84		5.86
Portfolio turnover rate (b)	40%		10%

(a) Commencement of operations.

(b) Not annualized for periods less than one year.

(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d) Expenses of Investment Vehicles are not included in the expense ratios.

(e) Annualized for periods less than one year.

(f) Calculated based upon average shares outstanding.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund
Notes to Financial Statements
March 31, 2006

1. Organization

UM Investment Trust II (“UMITII” or the “Trust”) was organized on May 1, 2004 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. Undiscovered Managers Spinnaker Fund (the “Fund”) is the only series of the Trust. The Fund commenced operations on November 30, 2004.

The objective of the Fund is to achieve capital appreciation with low volatility relative to investment grade fixed income instruments. The Fund seeks to achieve its objective principally by investing in partnerships and other investment vehicles (collectively, the “Investment Vehicles”). The Fund primarily invests in Investment Vehicles that are not registered under the 1940 Act and cannot be resold or transferred except by permission of the managers of the Investment Vehicles.

On October 19, 2005, the Board of Trustees of the Trust (the “Board”) approved, and on February 15, 2006, the Board reapproved, a plan of liquidation (the “Plan”) whereby all assets of the Fund will be distributed pro rata to all of its shareholders and the Fund will be dissolved.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments

The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust’s officers from time to time. Investments in Investment Vehicles are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation, net of any performance fees. As a general matter, the fair value of the Fund’s interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Vehicle does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Vehicle based on the most recent value reported by the Investment Vehicle, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

While the Fund is in the process of liquidating, proceeds from redemptions will not be reinvested in underlying Investment Vehicles, and eventually its holdings will no longer be invested primarily in partnerships and other Investment Vehicles, but instead will be invested in some combination of such Investment Vehicles, short-term investments and cash, pending distributions to shareholders.

Investments in the Fund with a value of $551,191, which is 51.2% of the Fund’s net assets at March 31, 2006, have been fair valued and are illiquid and restricted as to resale or transfer.

Undiscovered Managers Spinnaker Fund
Notes to Financial Statements (continued)
March 31, 2006

B. Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date (the date the subscription/redemption is accepted and effective). Gains and losses are calculated on the specific identified cost basis. Interest in come is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

All changes in the value of the Investment Vehicles are included as unrealized gains or losses in the Statement of Operations.

C. Fund Expenses

The Fund bears all the expenses of its own operations, including, but not limited to legal, audit, fund accounting, registration and blue sky filing fees. With respect to Fund’s investments in other registered investment companies, private investment funds, and other commingled Investment Vehicles, the Fund bears its ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any charged by such entity. The Fund’s share of management and performance fees charged by such entities is in addition to fees paid by the Fund to money managers.

D. Organization Expenses

The Administrator (as defined below) absorbed organization and/or offering costs associated with the opening of the Fund.

E. Federal Income Taxes

The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

F. Distributions to Shareholders

Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gain on various Investment Vehicles held by the Fund, timing differences and differing characterizations of distributions made by the Fund. The following amounts were reclassified within the capital accounts:

Paid-in-capital	Accumulated undistributed/(overdistributed) net investment income	Accumulated net realized gain (loss) on investments

$—	$ 184,589	$ (184,589)

The reclassification for the Fund relates primarily to the outstanding basis adjustment from the Fund’s investments in investment vehicles and recognition of capital gains.

Undiscovered Managers Spinnaker Fund
Notes to Financial Statements (continued)
March 31, 2006

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee

Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”), a wholly owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the investment advisor to the Fund. The Advisor has a responsibility for the management of the Fund’s affairs, subject to the supervision of the Trust’s Board of Trustees (the “Board”). For such services, the Advisor is paid a fee computed monthly at an annual percentage of 1.10% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month. Effective January 1, 2006, the Advisor has agreed to waive this entire fee, which amounted to $20,815 for the period January 1, 2006 through March 31, 2006.

The Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Effective March 31, 2006, Trail Ridge Capital, LLC was terminated as the Fund’s Sub-advisor (the “Sub-advisor”). Prior to March 31, 2006, the Fund’s investment portfolio was managed on a day-to-day basis by the Sub-advisor under the general oversight of the Advisor and the Board. Under the terms of the Sub-Advisory Agreement, the Advisor paid the Sub-advisor a monthly sub-advisory fee at the annual rate of 0.75% of the average monthly net assets of the Fund. The Advisor monitored and evaluated the Sub-advisor to help assure that it was managing the Fund in a manner consistent with the Fund’s investment objective and restrictions and applicable laws and guidelines.

The fees paid to the Advisor are separate from and in addition to the fees charged to the Fund by the Investment Vehicles.

B. Administration Fee

Effective February 19, 2005, pursuant to the Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”) an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed and paid monthly at an annual percentage of 0.365% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month. Effective January 1, 2006, the Administrator has agreed to waive this fee, which amounted to $6,907 for the period January 1, 2006 through March 31, 2006.

Prior to February 19, 2005, JPMorgan Chase Bank, NA (“JPMCB”) provided the administration services to the Fund on the same fee structure as stated in the preceding paragraph.

Effective July 1, 2005, J.P. Morgan Investor Services Co. (“JPMIS”) began serving as the Fund’s Sub-administrator. For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. (“BISYS”) served as the Fund’s Sub-administrator. For its services as Sub-administrator, BISYS received a portion of the fees paid to the Administrator.

The Administrator had contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceeded 1.75% of its average monthly net assets. This expense limitation expired on December 31, 2005. Effective January 1, 2006, the Administrator contractually agreed to reimburse the Fund for all operating expenses (as defined above).

The Administrator reimbursed expenses in the amount of $264,167 for the year ended March 31, 2006.

Undiscovered Managers Spinnaker Fund
Notes to Financial Statements (continued)
March 31, 2006

C. Placement Agent

JPMorgan Distribution Services, Inc., (the “Placement Agent”), an indirect wholly owned subsidiary of JPMorgan, serves as the Fund’s placement agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund’s private placement of its shares.

D. Custodian and Accounting Fees

JPMCB provides portfolio custody and fund accounting services for the Fund. The amount paid directly to JPMCB by the Fund for custody and fund accounting services is included in custodian and accounting fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

E. Other

Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Placement Agent. Such officers receive no compensation from the Fund for serving in their respective roles.

4. Investment Transactions

During the year ended March 31, 2006, the cost of purchases and proceeds of sales by the Fund of interests in Investment Vehicles (excluding short-term investments) are as follows:

Purchases	Sales

$ 2,099,632	$7,335,773

5. Federal Income Tax Matters

For federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investments at March 31, 2006 are as follows:

Gross Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$ 8,195,087	$ 4,737	$ (638,681)	$ (633,944)

The difference between book and tax basis unrealized appreciation (depreciation) is attributed to the outstanding basis adjustment from the Fund’s investments in investment vehicles.

The tax character of distributions paid during the fiscal year ended March 31, 2006 was as follows:

Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions

$ 22,208	$ 11,671	$—	$ 33,879

The tax character of distributions paid during the fiscal year ended March 31, 2005 was as follows:

Ordinary income	Long-Term Capital Gain	Return of Capital	Total Distributions

$ 11,081	$—	$—	$ 11,081

Undiscovered Managers Spinnaker Fund
Notes to Financial Statements (continued)
March 31, 2006

At March 31, 2006, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Current distributable ordinary income	Current distributable long-term capital gain or tax basis capital loss carryover	Unrealized appreciation (depreciation)

$ 259,154	$ 83,836	$ (633,944)

For the Fund, the cumulative timing differences primarily consist of the outstanding basis adjustment from the Fund’s investments in investment vehicles.

6. Shareholder Transactions

All tender offers from shareholders for March 31, 2006 were approved by the Board and payment for such redemptions and any final distributions were made.

7. Risk Factors

The Fund invests in Investment Vehicles that are not registered under the 1940 Act. These Investment Vehicles invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Vehicles may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Vehicles may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund’s net asset value.

8. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of such a loss to be remote.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

As of March 31, 2006, the Advisor owned 100% of the Fund.

9. Subsequent Events

The Fund’s holding in Bayou Accredited Fund L.L.C. (“Bayou”) is written down to a value of zero. The Advisor is the sole shareholder of the Fund and would receive any recovery (although not considered by the Advisor to be likely) from the Bayou investment. The Advisor has informed the Fund that it intends to voluntarily make a pro rata distribution to all Fund shareholders (if such amounts exceed $10 per shareholder) if there is any future recovery from Bayou.

On March 15, 2006, the Board, and on April 3, 2006, the Advisor, as the sole shareholder of the Fund, each approved the filing of an application for deregistration of the Fund under the 1940 Act. Such application was filed with the SEC on April 7, 2006 and an amendment was filed on May 18, 2006.

On or before June 14, 2006, the Fund will file with the Internal Revenue Service to become a disregarded entity for tax purposes as of March 31, 2006.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of UM Investment Trust II and
Shareholders of Undiscovered Managers Spinnaker Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Undiscovered Managers Spinnaker Fund (the sole portfolio of UM Investment Trust II, hereafter referred to as the “Fund”) at March 31, 2006, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the custodian and Investment Vehicles at March 31, 2006, provide a reasonable basis for our opinion.

As explained in Note 2.A., the financial statements included investments valued at $551,191 (51.2% of the Fund’s net assets) at March 31, 2006, the values of which have been estimated by the Investment Advisor in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.

As described in Note 1 to the financial statements, on October 19, 2005, the Board of Trustees of the Trust approved and on February 15, 2006, the Board of Trustees reapproved, a plan of liquidation whereby all assets of the Fund will be distributed pro-rata to all of its shareholders and the Fund will be dissolved.

PricewaterhouseCoopers LLP
New York, New York
May 24, 2006

Undiscovered Managers Spinnaker Fund
Trustees (Unaudited)
March 31, 2006

Name (Year of Birth); Positions With the Trust	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Idependent Trustees

William J. Armstrong (1941); Trustee of Trust since 2004.	Retired; CFO and Consultant, Eduneering, Inc. (internet business education supplier) (2000-2001); Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	123	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2004.	Retired; President & Chief Executive Officer, Eastern States Bankcard (1971-1988).	123	None.

Dr. Matthew Goldstein (1941); Trustee of Trust since 2004.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	123

Director, Albert Einstein School of Medicine (1998-present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director, Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2004.	Retired; Director of Administration, State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	123	None.

William G. Morton, Jr. (1937); Trustee of Trust since 2004.	Retired; Chairman Emeritus (2001- 2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	123	Director, Radio Shack Corporation (electronics) (1987-present); Director, The National Football Foundation and College Hall of Fame (1994-present); Trustee, Stratton Mountain School (2001- present).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2004.	Chairman, Lumelite Corporation (plastics manufacturing) (2003- present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	123	Trustee, Morgan Stanley Funds (198 portfolios) (1995-present).

James J. Schonbachler (1943); Trustee of Trust since 2004.	Retired; Managing Director, Bankers Trust Company (financial services) (1968-1998).	123	None.

Undiscovered Managers Spinnaker Fund
Trustees (Unaudited)
March 31, 2006

Name (Year of Birth); Positions With the Trust	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Interested Trustee

Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2004.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990- 1998).	123

Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catherine College (1998-present); Trustee, Bellarmine University (2000- present); Director, Springfield- Washington County Economic Development Authority (1997- present); Trustee, Marion and Washington County, Kentucky Airport Board (1998-present); Trustee, Catholic Education Foundation (2005-present).

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (123 funds) as of March 31, 2006.

*          Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

Undiscovered Managers Spinnaker Fund
Officers (Unaudited)
March 31, 2006

Name (Year of Birth), Positions Held with the Trust	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President since 2004

Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President since 2004*

Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer since 2004

Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer since 2004*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer since 2004

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officers since 2005

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary since 2004

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Undiscovered Managers Spinnaker Fund
Officers (Unaudited)
March 31, 2006

Name (Year of Birth), Positions Held with the Trust	Principal Occupations During Past 5 Years

Elizabeth A. Davin (1964), Assistant Secretary since 2004*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary since 2004*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary since 2004*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Suzanne E. Cioffi (1967), Assistant Treasurer since 2005

Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966), Assistant Treasurer since 2004*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

*          The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

Undiscovered Managers Spinnaker Fund
Schedule of Shareholder Expenses (Unaudited)
Hypothetical $1,000 Investment at Beginning of Period
March 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Portfolio expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, October 1, 2005, and continued to hold your shares at the end of the reporting period, March 31, 2006.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, October 1, 2005	Ending Account Value, March 31, 2006	Expenses Paid During Period October 1, 2005 to March 31, 2006*	Annualized Expense Ratio

Actual	$1,000.00	$1,018.00	$5.03	1.00%
Hypothetical	$1,000.00	$1,019.95	$5.04	1.00%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Undiscovered Managers Spinnaker Fund
Tax Letter (Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the fiscal year ended March 31, 2006. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2006. The information necessary to complete your income tax returns for the calendar year ending December 31, 2006 will be received under separate cover.

Fund with Long Term Capital Gain Designation

The Fund hereby designates $11,671 as long-term capital gain distributions for the fiscal year ended March 31, 2006.

For More Information:

Investment Advisor
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Placement Agent
JPMorgan Distribution Services, Inc.
522 Fifth Avenue
New York, New York 10036

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC’s website at http://www.sec.gov. A copy of the Fund’s voting record for the 12-month period ended June 30 is available on the SEC’s website no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc.

AN-UMSPIN-306

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is William Armstrong. He is a “non-interested” trustee and is also “independent” as defined by the Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2005 – $52,000
2006 - $88,446

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)
2004 – $9,397,000
2005 – $10,400,000

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent public registered accounting firm to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2005 – $9,000
2006 - $9,998

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended December 31, 2004 and 2005.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2005 – Not applicable

2006 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee will pre-approve the independent public registered accounting firm’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee will annually review and pre-approve the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee will add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2005 – 100.00%

2006 – 100.00%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent public registered accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $25.5 million in 2004 and $19.1 million in 2005.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the fourth fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust II

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

June 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

June 7, 2006

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

June 7, 2006